Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents
7. Cash and cash equivalents

	December 31, 2023	December 31, 2022

Cash	$539,536	$276,734
Short-term bank deposits	937	3,001
	$540,473	$279,735

As at December 31, 2023, €86,781 ($95,893) of cash and cash equivalents are proceeds from the Term Facility (Note 16(a)) and are designated for the construction of the Skouries project and to fund reimbursable value added tax expenditures relating to the Skouries project.